Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Ordinary shares to be issued	Additional paid-in capital	Accumulated other comprehensive (loss) income	(Accumulated deficit) retained earnings	Receivable from the shareholder	Total
Balance as at Dec. 31, 2020	$ 53,835	$ 1,665	$ 38,706,226	$ 214,140	$ (44,338,021)		$ (5,362,155)
Balance as (in Shares) at Dec. 31, 2020	53,835,000	1,665,000
Share-based compensation
Foreign currency translation adjustment				(393,601)			(393,601)
Advances to the shareholder						(29,562,195)	(29,562,195)
Net income (loss) for the year					96,463,523		96,463,523
Balance as at Dec. 31, 2021	$ 53,835	$ 1,665	38,706,226	(179,461)	52,125,502	(29,562,195)	61,145,572
Balance as (in Shares) at Dec. 31, 2021	53,835,000	1,665,000
Special dividend to the shareholder					(47,000,000)	29,562,195	(17,437,805)
Foreign currency translation adjustment				(274,351)			(274,351)
Net income (loss) for the year					(447,394)		(447,394)
Balance as at Mar. 31, 2022	$ 53,835	$ 1,665	38,706,226	(453,812)	4,678,108		42,986,022
Balance as (in Shares) at Mar. 31, 2022	53,835,000	1,665,000
Balance as at Dec. 31, 2021	$ 53,835	$ 1,665	38,706,226	(179,461)	52,125,502	(29,562,195)	61,145,572
Balance as (in Shares) at Dec. 31, 2021	53,835,000	1,665,000
Automatic conversion of public and private rights into ordinary shares (Note 14)	$ 483		(483)
Automatic conversion of public and private rights into ordinary shares (Note 14) (in Shares)	482,500
Issuance of ordinary shares to settle payables (Note 14)	$ 792		7,202,278				7,203,070
Issuance of ordinary shares to settle payables (Note 14) (in Shares)	792,334
Transaction costs in related to Business Combination (Note 14)			(8,308,754)				(8,308,754)
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption (Note 4)	$ 2,712		6,282,184				6,284,896
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption (Note 4) (in Shares)	2,712,151
Initial measurement of forward share purchase liability			(8,099,313)				(8,099,313)
Issuance of ordinary shares to settle finder fee	$ 555		(555)
Issuance of ordinary shares to settle finder fee (in Shares)	555,000
Share-based compensation			2,088,725				2,088,725
Forgiveness of amount due to shareholder			6,000,000				6,000,000
Special dividend to the shareholder					(47,000,000)	29,562,195	(17,437,805)
Foreign currency translation adjustment				(205,477)			(205,477)
Net income (loss) for the year					(44,520,635)		(44,520,635)
Balance as at Dec. 31, 2022	$ 58,377	$ 1,665	43,870,308	(384,938)	(39,395,133)		4,150,279
Balance as (in Shares) at Dec. 31, 2022	58,376,985	1,665,000
Issuance of ordinary shares to settle finder fee	$ 2,174		3,997,826				4,000,000
Issuance of ordinary shares to settle finder fee (in Shares)	2,173,913
Share-based compensation	$ 1,200		3,905,400				3,906,600
Share-based compensation (in Shares)	1,200,000
Forgiveness of amount due to shareholder			3,000,000				3,000,000
Foreign currency translation adjustment				(133,204)			(133,204)
Net income (loss) for the year					(12,072,610)		(12,072,610)
Balance as at Mar. 31, 2023	$ 61,751	$ 1,665	$ 54,773,534	$ (518,142)	$ (51,467,743)		$ 2,851,065
Balance as (in Shares) at Mar. 31, 2023	61,750,898	1,665,000